CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 36.6%
Communications - 0.3%
Verizon Communications, Inc., 3.41%, (3 mo. USD LIBOR + 1.00%), 3/16/22 (1)	33,000	33,511

Consumer, Cyclical - 6.0%
Ford Motor Credit Co. LLC:
3.226%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	200,000	199,489
3.495%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	200,000	200,266
Hyundai Capital America, 3.529%, (3 mo. USD LIBOR + 0.94%), 7/8/21 (1)(2)	30,000	30,041
Lennar Corp., 4.50%, 11/15/19	65,000	65,406
Marriott International, Inc.:
3.103%, (3 mo. USD LIBOR + 0.65%), 3/8/21 (1)	51,000	51,156
Series Y, 3.12%, (3 mo. USD LIBOR + 0.60%), 12/1/20 (1)	50,000	50,208
		596,566

Consumer, Non-cyclical - 6.1%
Becton Dickinson and Co., 3.476%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	244,000	244,040
Conagra Brands, Inc., 3.342%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	31,000	31,007
CVS Health Corp.:
3.083%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (1)	94,000	94,248
3.125%, 3/9/20	38,000	38,152
3.173%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (1)	65,000	65,308
Kraft Heinz Foods Co., 3.115%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (1)	106,000	105,834
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	36,000	35,901
		614,490

Financial - 19.3%
Ally Financial, Inc., 4.125%, 3/30/20	41,000	41,499
Athene Global Funding:
3.732%, (3 mo. USD LIBOR + 1.14%), 4/20/20 (1)(2)	50,000	50,248
3.826%, (3 mo. USD LIBOR + 1.23%), 7/1/22 (1)(2)	100,000	100,902
Bank of America Corp.:
2.972%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	57,000	56,903
3.252%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (1)	200,000	200,671
3.269%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	40,000	40,062
3.772%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	100,000	101,294
Capital One Financial Corp.:
3.295%, (3 mo. USD LIBOR + 0.76%), 5/12/20 (1)	150,000	150,648
3.303%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	150,000	149,715
Citigroup, Inc.:
3.523%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (1)	400,000	404,413
3.766%, (3 mo. USD LIBOR + 1.19%), 8/2/21 (1)	35,000	35,478
Goldman Sachs Group, Inc. (The):
3.041%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (1)	200,000	200,358
3.688%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	38,000	37,500

Marsh & McLennan Cos., Inc., 3.801%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (1)	15,000	15,044
Morgan Stanley, 3.095%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (1)	150,000	150,203
Synchrony Financial:
3.00%, 8/15/19	41,000	41,007
3.806%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	150,000	150,611
		1,926,556

Industrial - 1.4%
CNH Industrial Capital LLC, 3.375%, 7/15/19	110,000	110,027
Wabtec Corp., 3.71%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (1)	33,000	32,917
		142,944

Technology - 2.4%
DXC Technology Co., 3.47%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	192,000	192,003
Hewlett Packard Enterprise Co., 3.318%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	48,000	48,008
		240,011

Utilities - 1.1%
WGL Holdings, Inc., 2.925%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (1)	110,000	109,918

Total Corporate Bonds (Cost $3,663,085)		3,663,996

ASSET-BACKED SECURITIES - 34.4%
Automobile - 13.5%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	39,167	39,166
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	200,000	199,928
Series 2015-1A, Class B, 3.22%, 7/20/21 (2)	100,000	100,550
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (2)	79,211	79,081
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	320,000	319,994
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 2.13%, 5/22/23 (2)	183,747	183,440
Hertz Fleet Lease Funding LP:
Series 2017-1, Class A1, 3.062%, (1 mo. USD LIBOR + 0.65%), 4/10/31 (1)(2)	127,956	128,074
Series 2017-1, Class A2, 2.13%, 4/10/31 (2)	113,738	113,592
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	88,388	88,231
OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22 (2)	30,000	30,011
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	23,004	22,995
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	45,493	46,183
		1,351,245

Consumer Loan - 14.4%
Avant Loans Funding Trust:
Series 2017-B, Class B, 3.38%, 4/15/21 (2)	36,305	36,308
Series 2018-B, Class A, 3.42%, 1/18/22 (2)	71,959	72,204
Conn’s Receivables Funding LLC, Series 2017-B, Class B, 4.52%, 4/15/21 (2)	97,385	97,608
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class B, 3.56%, 9/15/23 (2)	73,196	73,277
Marlette Funding Trust, Series 2018-1A, Class A, 2.61%, 3/15/28 (2)	30,230	30,218
OneMain Financial Issuance Trust:

Series 2016-1A, Class A, 3.66%, 2/20/29 (2)	196,090	196,938
Series 2017-1A, Class A1, 2.37%, 9/14/32 (2)	100,000	99,823
Prosper Marketplace Issuance Trust:
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	70,075	70,177
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	79,761	79,785
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	151,206	151,776
SoFi Consumer Loan Program LLC, Series 2017-5, Class A2, 2.78%, 9/25/26 (2)	100,000	100,215
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28 (2)	100,000	101,326
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	154,071	154,240
Verizon Owner Trust:
Series 2016-1A, Class B, 1.46%, 1/20/21 (2)	100,000	99,747
Series 2016-2A, Class A, 1.68%, 5/20/21 (2)	74,719	74,584
		1,438,226

Equipment - 0.3%
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (2)	30,231	30,219

Other - 1.0%
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/21 (2)	100,000	99,880

Single-Family Rental - 2.9%
Invitation Homes Trust:
Series 2017-SFR2, Class A, 3.244%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	190,602	189,612
Series 2018-SFR2, Class D, 3.844%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	100,000	99,354
		288,966

Timeshare - 2.3%
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	235,684	235,555

Total Asset-Backed Securities (Cost $3,433,058)		3,444,091

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.5%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.704%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	9,718	9,743
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M1, 2.854%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (1)	124,203	124,065
Series 2018-SPI2, Class M1, 3.818%, 5/25/48 (2)(3)	9,627	9,703
Series 2019-DNA1, Class M1, 3.33%, (1 mo. USD LIBOR + 0.90%), 1/25/49 (1)(2)	50,000	50,161
Series 2019-DNA2, Class M1, 3.204%, (1 mo. USD LIBOR + 0.80%), 3/25/49 (1)(2)	100,000	100,214
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C01, Class M2, 6.804%, (1 mo. USD LIBOR + 4.40%), 1/25/24 (1)	22,000	23,983
Series 2014-C02, Class 1M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	109,926	115,035
Series 2014-C03, Class 1M2, 5.404%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	165,336	174,711
Series 2014-C03, Class 2M2, 5.304%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	217,172	226,066
Series 2017-C05, Class 1M1, 2.954%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (1)	14,519	14,576

Total Collateralized Mortgage-Backed Obligations (Cost $852,437)		848,257

U.S. TREASURY OBLIGATIONS - 12.9%
U.S. Treasury Notes:
1.00%, 8/31/19 (4)	600,000	598,734
1.25%, 8/31/19	600,000	598,980
1.375%, 7/31/19	100,000	99,928

Total U.S. Treasury Obligations (Cost $1,297,572)		1,297,642

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%
BBCMS Trust, Series 2018-RRI, Class A, 3.094%, (1 mo. USD LIBOR + 0.70%), 2/15/33 (1)(2)	91,522	90,797
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.094%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	250,000	249,968
Series 2019-BPR, Class A, 3.794%, (1 mo. USD LIBOR + 1.40%), 5/15/36 (1)(2)	30,000	30,047
Motel 6 Trust, Series 2017-MTL6, Class A, 3.314%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (1)(2)	67,816	67,906
RETL Trust, Series 2019-RVP, Class A, 3.544%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (1)(2)	125,826	126,212

Total Commercial Mortgage-Backed Securities (Cost $565,280)		564,930

COMMERCIAL PAPER - 1.0%
Ford Motor Credit Co. LLC, 3.414%, 8/1/19 (2)(5)	100,000	99,713

Total Commercial Paper (Cost $99,713)		99,713

TOTAL INVESTMENTS (Cost $9,911,145) - 99.0%		9,918,629
Other assets and liabilities, net - 1.0%		95,363
NET ASSETS - 100.0%		10,013,992

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $4,459,746, which represents 44.5% of the net assets of the Fund as of June 30, 2019.

(3) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.
(4) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $586,759 and the total market value of the collateral received by the Fund was $600,495, comprised of U.S. Government and/or agencies securities.

(5) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2019, the aggregate value of these securities $99,713, representing 1.0% of the Fund's net assets.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$3,663,996	$—	$3,663,996
Asset-Backed Securities	—	3,444,091	—	3,444,091
Collateralized Mortgage-Backed Obligations	—	848,257	—	848,257
U.S. Treasury Obligations	—	1,297,642	—	1,297,642
Commercial Mortgage-Backed Securities	—	564,930	—	564,930
Commercial Paper	—	99,713	—	99,713
Total Investments	$—	$9,918,629	$—	$9,918,629

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On July 3, 2019, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on August 1, 2019.